Average Annual Total Returns - Direxion Daily MSCI Real Estate Bear 3X Shares	Direxion Daily Retail Bear 3X Shares 1 Year	Direxion Daily Retail Bear 3X Shares 5 Years	Direxion Daily Retail Bear 3X Shares 10 Years	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Retail Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI US IMI Real Estate 25/50 Index (Commenced Operations 9/1/2016) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(60.37%)	(36.01%)	(40.24%)	(60.38%)	(36.12%)	(40.29%)	(35.72%)	(20.37%)	(13.21%)	(4.55%)			(7.57%)	4.84%	8.30%	18.40%	15.22%	13.88%